19. Information on related parties	12 Months Ended
Dec. 31, 2018
Information On Related Parties
Information on related parties

The following table provides the transactions performed for the years ended December 31, 2018, 2017 and 2016, and the accounts payable to/receivable from related parties as of December 31, 2018 and 2017:

		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:
Termoeléctrica José de San Martín S.A.	12-31-2018	222	-	837	-
	12-31-2017	266	-	28	-
	12-31-2016	180	-	19	-

Distribuidora de Gas Cuyana S.A.	12-31-2018	-	235,319	-	24,583
	12-31-2017	-	69,088	-	10,706
	12-31-2016	-	23,019	-	2,564

Distribuidora de Gas del Centro S.A.	12-31-2018	-	-	-	-
	12-31-2017	-	-	-	-
	12-31-2016	-	92	-	-

Energía Sudamericana S.A.	12-31-2018	-	-	-	-
	12-31-2017	-	-	384	2,847
	12-31-2016	-	-	-	-

Transportadora de Gas del Mercosur S.A.	12-31-2018	7,647	-	24	-
	12-31-2017	4,828	-	25,461	-
	12-31-2016	3,105	-	13,940	-

Related companies:
RMPE Asociados S.A.	12-31-2018	178	159,895	-	-
	12-31-2017	202	142,259	-	-
	12-31-2016	145	65,076	11	-
Total	12-31-2018	8,047	395,214	861	24,583
	12-31-2017	5,296	211,347	25,873	13,553
	12-31-2016	3,430	88,187	13,970	2,564

Terms and conditions of transactions with related parties

Balances at the related reporting period-ends are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

For the years ended December 31, 2018, 2017 and 2016, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken at the end of each reporting period by examining the financial position of the related party and the market in which the related party operates.